Derivative financial instrument	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instrument

11. Derivative financial instrument:

On May 7, 2020, the Partnership entered into a floating to fixed interest rate swap transaction for the purpose of managing its exposure to LIBOR variability that the Partnership has under the $675 Million Credit Facility. The swap transaction, which is effective from June 29, 2020, provides for a fixed 3-month LIBOR rate of 0.41% based on notional values that reflect the amortization schedule of 100% of the Partnership’s debt outstanding under its $675 Million Credit Facility, until the $675 Million Credit Facility matures in September 2024. The swap agreement did not meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings.

As of December 31, 2021 and 2020, the outstanding notional amount of Partnership’s interest rate swap was $567.0 million and $615.0 million, respectively. The fair value of this interest rate swap outstanding at December 31, 2021 and 2020 amounted to an asset of $8,824 and to a liability of $2,666 (Note 6), respectively, and is included in Derivative financial instrument in accompanying consolidated balance sheet as presented in the table below.

As of December 31, 2021 and 2020, the Partnership recognized a gain on derivative financial instrument of $10.1 million and a loss on derivative financial instrument of $3.1 million, respectively, which is included in Gain/ (Loss) on derivative financial instrument in the accompanying consolidated statements of income as presented in the table below.

The realized loss on non-hedging interest rate swaps included in Gain/ (Loss) on derivative financial instrument amounted to $1.4 million and $0.5 million for the year ended December 31, 2021 and 2020.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of the derivative instrument reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to losses on derivative positions reflected in the Statement of Comprehensive Income.

Derivative Instruments not designated as hedging instruments – Balance Sheet Location

		2021		2020
Derivative	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities
Interest rate swap	Derivative financial Instruments, Current	$555	—	—	$1,332
Interest rate swap	Derivative financial Instruments, non- Current	8,269	—	—	1,334
Total		$8,824	—	—	$2,666

11. Derivative financial instrument (continued):

Derivatives Instruments not designated as Hedging Instruments – Net effect on the Consolidated Statements of Comprehensive Income

	Net Realized and Unrealized Gain /(Loss) Recognized on Statement of Comprehensive Income Location
Derivative		Amount
		2021	2020
Interest rate swap	Gain /(Loss) on derivative instruments	$10,104	$(3,148)
Total		$10,104	$(3,148)